Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
	$	$	$	$
Revenues (i)	8,933	10,599	18,646	20,008
Vessel operating expenses	(5,234)	(5,241)	(9,916)	(9,623)
General and administrative expenses (ii)	(2,967)	(4,252)	(5,229)	(7,668)

(i) Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of 10 years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii) Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.